Fees and Commissions (Details) - Schedule of income and expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Individuals and PYMEs [Member]
Commission income
Commissions for prepayments	$ 7,072	$ 8,360	$ 8,450
Commissions of loans with credit lines	170	323	299
Commissions for lines of credits and overdrafts	7,039	6,284	6,334
Commissions for guarantees and letters of credit	5,028	11,620	11,304
Commissions for card services	301,123	258,971	187,098
Commissions for management of accounts	48,336	35,933	31,508
Commissions for collections and payments	65,897	24,615	21,281
Commissions for intermediation and management of securities	2,249	3,687	3,353
Commissions for factoring operations services	52,757	43,995	39,764
Commissions for securitizations	313	359	398
Commissions for financial advice
Remuneration for insurance commercialization	(1,362)	1
Office banking	15,260	12,493	10,393
Fees for other services rendered	52,059	45,278	39,318
Other fees earned	47,603	38,017	18,550
Total commission income	603,544	489,936	378,050
Commission expenses
Compensation for card operation	94,473	69,756	43,933
Commissions for licence for use brands	6,679	5,370	4,927
Commissions for services linked to the credit card and prepaid cards	11,029	9,987	8,829
Commissions for obligations of loyalty programmes and merits for card customers	94,958	81,610	64,795
Fees and commissions for securities transactions	0
Office banking	4,772	4,237	1,326
Interbank services	33,658	24,230	16,073
Other fees	45,269	41,588	15,987
Total commission expenses	290,838	236,778	155,870
Total Net commission income and expenses	312,706	253,158	222,180
Companies and Institutions [Member]
Commission income
Commissions for prepayments	3,229	7,572	6,362
Commissions of loans with credit lines		1	98
Commissions for lines of credits and overdrafts	(836)	835	690
Commissions for guarantees and letters of credit	20,295	19,281	17,505
Commissions for card services	24,915	11,223	6,620
Commissions for management of accounts	3,011	2,496	2,495
Commissions for collections and payments	9,318	1,561	1,514
Commissions for intermediation and management of securities	276	355	299
Commissions for factoring operations services	12
Commissions for securitizations	657	418	501
Commissions for financial advice
Remuneration for insurance commercialization	2,894	2,297	1,893
Office banking	5,489	4,494	4,077
Fees for other services rendered	3,801	3,306	3,606
Other fees earned	9,790	6,788	9,322
Total commission income	82,851	60,627	54,982
Commission expenses
Compensation for card operation	9,619	5,119	3,905
Commissions for licence for use brands	620	215	262
Commissions for services linked to the credit card and prepaid cards	391	80	182
Commissions for obligations of loyalty programmes and merits for card customers	987	621
Fees and commissions for securities transactions	0
Office banking	(82)	(73)	434
Interbank services	6,026	4,338	5,183
Other fees	2,646	2,568	221
Total commission expenses	20,207	12,868	10,187
Total Net commission income and expenses	62,644	47,759	44,795
Global Investment Banking [Member]
Commission income
Commissions for prepayments	11	1,525	1,116
Commissions of loans with credit lines			7
Commissions for lines of credits and overdrafts	2,556	430	398
Commissions for guarantees and letters of credit	10,036	7,983	7,112
Commissions for card services	9,417	3,401	2,568
Commissions for management of accounts	845	1,149	819
Commissions for collections and payments	8,052	653	367
Commissions for intermediation and management of securities	6,874	5,790	8,149
Commissions for factoring operations services	1	3
Commissions for securitizations	761	444	530
Commissions for financial advice	45	29	57
Remuneration for insurance commercialization	3,916	12,097	5,681
Office banking	1,022	836	649
Fees for other services rendered	668	581	1,028
Other fees earned	6,905	2,311	6,582
Total commission income	51,109	37,232	35,063
Commission expenses
Compensation for card operation	1,418	1,034	732
Commissions for licence for use brands	51	(15)	52
Commissions for services linked to the credit card and prepaid cards	38	16	79
Commissions for obligations of loyalty programmes and merits for card customers	1	3
Fees and commissions for securities transactions	6,186	4,688	3,871
Office banking	(2,308)	(2,049)	314
Interbank services	7,804	5,618	3,663
Other fees	619	4,472	2,049
Total commission expenses	13,809	13,767	10,760
Total Net commission income and expenses	37,300	23,465	24,303
Others [Member]
Commission income
Commissions for prepayments	1,036	(1,191)	15
Commissions of loans with credit lines	63	(13)
Commissions for lines of credits and overdrafts	7	53	6
Commissions for guarantees and letters of credit	576	126	356
Commissions for card services	16,993	46	22
Commissions for management of accounts	34	3	3
Commissions for collections and payments	(29,207)	42	80
Commissions for intermediation and management of securities	620	918	(529)
Commissions for factoring operations services	(202)	(100)
Commissions for securitizations	98	2	3
Commissions for financial advice
Remuneration for insurance commercialization	3,914	(63)
Office banking	0
Fees for other services rendered	15	13	120
Other fees earned	(2,388)	7,550	(662)
Total commission income	(8,441)	7,386	(586)
Commission expenses
Compensation for card operation	185	509	488
Commissions for licence for use brands	10		0
Commissions for services linked to the credit card and prepaid cards	0		12
Commissions for obligations of loyalty programmes and merits for card customers	0	(500)
Fees and commissions for securities transactions	2,365	3,313	2,084
Office banking	0		4
Interbank services	(60)	(43)	38
Other fees	(5,560)	(20,839)	4,441
Total commission expenses	(3,060)	(17,560)	7,067
Total Net commission income and expenses	(5,381)	24,946	(7,653)
Total [Member]
Commission income
Commissions for prepayments	11,348	16,266	15,943
Commissions of loans with credit lines	233	311	404
Commissions for lines of credits and overdrafts	8,766	7,602	7,428
Commissions for guarantees and letters of credit	35,935	39,010	36,277
Commissions for card services	352,448	273,641	196,308
Commissions for management of accounts	52,226	39,581	34,825
Commissions for collections and payments	54,060	26,871	23,242
Commissions for intermediation and management of securities	10,019	10,750	11,272
Commissions for factoring operations services	52,568	43,898	39,764
Commissions for securitizations	1,829	1,223	1,432
Commissions for financial advice	45	29	57
Remuneration for insurance commercialization	9,362	14,332	7,574
Office banking	21,771	17,823	15,119
Fees for other services rendered	56,543	49,178	44,072
Other fees earned	61,910	54,666	33,792
Total commission income	729,063	595,181	467,509
Commission expenses
Compensation for card operation	105,695	76,418	49,058
Commissions for licence for use brands	7,360	5,570	5,241
Commissions for services linked to the credit card and prepaid cards	11,458	10,083	9,102
Commissions for obligations of loyalty programmes and merits for card customers	95,946	81,734	64,795
Fees and commissions for securities transactions	8,551	8,001	5,955
Office banking	2,382	2,115	2,078
Interbank services	47,428	34,143	24,957
Other fees	42,974	27,789	22,698
Total commission expenses	321,794	245,853	183,884
Total Net commission income and expenses	407,269	349,328	283,625
Transferred over times [Member]
Commission income
Commissions for prepayments
Commissions of loans with credit lines
Commissions for lines of credits and overdrafts	8,766	7,602	7,428
Commissions for guarantees and letters of credit	35,935	39,010	36,277
Commissions for card services	71,904	58,186	47,073
Commissions for management of accounts	46,054	39,581	34,825
Commissions for collections and payments
Commissions for intermediation and management of securities
Commissions for factoring operations services
Commissions for securitizations
Commissions for financial advice
Remuneration for insurance commercialization
Office banking	21,771	17,823	15,119
Fees for other services rendered
Other fees earned
Total commission income	184,430	162,202	140,722
Commission expenses
Compensation for card operation	12,505	9,041	5,804
Commissions for licence for use brands	5,500	4,162	3,917
Commissions for services linked to the credit card and prepaid cards	11,458	10,083	9,102
Commissions for obligations of loyalty programmes and merits for card customers	85,412	72,760	57,681
Fees and commissions for securities transactions
Office banking	2,382	2,115	2,078
Interbank services
Other fees
Total commission expenses	117,257	98,161	78,582
Total Net commission income and expenses	67,173	64,041	62,140
Transferred at a point in times [Member]
Commission income
Commissions for prepayments	11,348	16,266	15,943
Commissions of loans with credit lines	233	311	404
Commissions for lines of credits and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	280,544	215,455	149,235
Commissions for management of accounts	6,172
Commissions for collections and payments	38,065	12,498	11,303
Commissions for intermediation and management of securities	10,019	10,750	11,272
Commissions for factoring operations services
Commissions for securitizations	1,829	1,223	1,432
Commissions for financial advice	45	29	57
Remuneration for insurance commercialization	9,362	14,332	7,574
Office banking
Fees for other services rendered	56,543	49,178	44,072
Other fees earned	61,910	54,666	33,792
Total commission income	476,070	374,708	275,084
Commission expenses
Compensation for card operation	93,190	67,377	43,254
Commissions for licence for use brands	1,860	1,408	1,324
Commissions for services linked to the credit card and prepaid cards
Commissions for obligations of loyalty programmes and merits for card customers	10,534	8,974	7,114
Fees and commissions for securities transactions	8,551	8,001	5,955
Office banking
Interbank services	47,428	34,143	24,957
Other fees	42,974	27,789	22,698
Total commission expenses	204,537	147,692	105,302
Total Net commission income and expenses	271,533	227,016	169,782
Accrual model [Member]
Commission income
Commissions for prepayments
Commissions of loans with credit lines
Commissions for lines of credits and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services
Commissions for management of accounts
Commissions for collections and payments	15,995	14,373	11,939
Commissions for intermediation and management of securities
Commissions for factoring operations services	52,568	43,898	39,764
Commissions for securitizations
Commissions for financial advice
Remuneration for insurance commercialization
Office banking
Fees for other services rendered
Other fees earned
Total commission income	68,563	58,271	51,703
Commission expenses
Compensation for card operation
Commissions for licence for use brands
Commissions for services linked to the credit card and prepaid cards
Commissions for obligations of loyalty programmes and merits for card customers
Fees and commissions for securities transactions
Office banking
Interbank services
Other fees
Total commission expenses	0
Total Net commission income and expenses	$ 68,563	$ 58,271	$ 51,703